Parent company financial statement - Cash Flow (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Loss for the year		¥ 315,780	¥ 315,780	¥ 230,902	¥ 167,743
Adjustments for:
Net cash used in operating activities			690,317	587,931	286,953
Cash flows from investing activities
A Loan made to a related party	[1]		0	0	(98,229)
Net cash used in investing activities			(1,234,206)	131,145	(602,251)
Cash flows from financing activities
Net cash from financing activities			(7,343)	18,609	99,603
Net foreign exchange loss/(gain)			(704)	(2,866)	2,485
Cash and cash equivalents at beginning of the year			812,620	77,801	291,011
Cash and cash equivalents at the end of the year		260,684	260,684	812,620	77,801
Parent [Member]
Cash flows from operating activities
Loss for the year			(8,176)	(11,440)	(4,156)
Adjustments for:
Change in other payables due to third parties			887	1,393	(1,851)
Change in other payables due to a related party			0	1	(651)
Change in other receivable due from subsidiaries			(4,664)	(152)	(347)
Change in other receivable due from related parties			(201)	3,623	0
Net cash used in operating activities			(12,154)	(6,575)	(7,005)
Cash flows from investing activities
A Loan made to a related party			0	0	(98,229)
Repayment of a loan from a related party			12,412	0	0
Net cash used in investing activities			12,412	0	(98,229)
Cash flows from financing activities
A Loan made from a related party			0	7,609	0
Net cash from financing activities			0	7,609	0
Net foreign exchange loss/(gain)			(394)	(3,016)	2,642
Net decrease in cash			(136)	(1,982)	(102,592)
Cash and cash equivalents at beginning of the year			526	2,508	105,100
Cash and cash equivalents at the end of the year		¥ 390	390	526	2,508
Non cash transaction :
Net settlement of a loan made to a related party with a loan borrowed from a related party			¥ 0	¥ (7,609)	¥ 0

[1]	On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.During the year ended June 30, 2019, Leonit cash settled part of the USD loan, amounting to USD 1,820 (equivalent to RMB12,412) to the Company.As of June 30, 2018 and 2019, the USD loan made to Leonit of USD 13,350 (equivalent to RMB 88,332) and USD11,530 (equivalent to RMB79,265) was included in “Amount due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB99,603 and RMB99,603 was included in “Amount due to related parties”, respectively.